OTHER FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Categories of financial assets [abstract]
Derivative related assets (Note 16(a))	$ 9.3	$ 4.9
Royalty and other receivables	21.0	20.3
Investments in financial securities	7.2	22.1
Other	1.8	3.2
Other financial assets	39.3	50.5
Current	13.2	14.4
Non-current	26.1	36.1
Financial assets at amortised cost	$ 16.4	$ 39.3